Segment reporting - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 8,275	€ 41,353	€ 40,366
Non-current assets	12,969	4,442	18,741
Germany
Disclosure of operating segments [line items]
Revenue	5	152	742
Non-current assets	12,969	3,435	4,896
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	0	1,007	1,306
USA
Disclosure of operating segments [line items]
Revenue	8,270	41,201	39,624
Non-current assets	€ 0	€ 0	€ 12,539